Net Trading and Other Income	12 Months Ended
Dec. 31, 2018
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Net Trading and Other Income

5. NET TRADING AND OTHER INCOME

	Group
	2018 £m	2017 £m	2016 £m
Net trading and funding of other items by the trading book	245	205	75
Net (losses)/gains on other financial assets at fair value through profit or loss	(6)	80	253
Net (losses)/gains on other financial liabilities at fair value through profit or loss	(44)	(97)	28
Net losses on derivatives managed with assets/liabilities held at fair value through profit or loss	(128)	(17)	(135)
Hedge ineffectiveness	34	5	28
Net profit on sale of available-for-sale assets		54	115
Net profit on sale of financial assets at fair value through other comprehensive income	19
Net income from operating lease assets	86	44	35
Other	(24)	28	44

	182	302	443

‘Net trading and funding of other items by the trading book’ includes fair value gains of £22m (2017: losses of £27m, 2016: losses of £50m) on embedded derivatives bifurcated from certain equity index-linked deposits, as described in the derivatives accounting policy in Note 1. The embedded derivatives are economically hedged, the results of which are also included in this line item, and amounted to losses of £21m (2017: gains of £28m, 2016: gains of £51m). As a result, the net fair value movements recognised on the equity index-linked deposits and the related economic hedges were net gains of £1m (2017: £1m, 2016: £1m).

In 2017, ‘Net profit on sale of available-for-sale assets’ included a gain of £48m in respect of the sale of Vocalink shares. In 2016, ‘Net profit on sale of available-for-sale assets’ included the gain of £119m in respect of the sale of Visa shares.

In November 2018, pursuant to a Partnership Special Redemption Event, the Abbey National Capital Trust I 8.963% Non-cumulative Trust Preferred Securities were fully redeemed. In September 2017, as part of a capital management exercise, 91% of the 7.375% 20 Year Step-up perpetual callable subordinated notes were purchased and redeemed. In May 2016, as part of a liability management exercise, certain debt instruments were purchased pursuant to a tender offer. These had no significant impact on the income statement.

Exchange rate differences recognised in the Consolidated Income Statement on items not at fair value through profit or loss were £689m expense (2017: £109m expense, 2016: £4,051m expense) and are presented in the line ‘Net trading and funding of other items by the trading book.’ These are principally offset by related releases from the cash flow hedge reserve of £752m income (2017: £94m income, 2016: £4,076m income) as set out in the Consolidated Statement of Comprehensive Income, which are also presented in ‘Net trading and funding of other items by the trading book’. Exchange rate differences on items measured at fair value through profit or loss are included in the line items relating to changes in fair value.